Credit Risk - Disclosure of Quantitative Criteria of Credit Risk Exposure (Detail) - Probability of default [member]	12 Months Ended
Dec. 31, 2018
Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Other unsecured loans	4.00%
Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Corporate & Investment Banking	Internal rating method
Mortgages [member] | Retail banking [member]
Disclosure of credit risk exposure [line items]
Other unsecured loans	0.30%
Consumer (auto) finance [member] | Retail banking [member]
Disclosure of credit risk exposure [line items]
Other unsecured loans	3.00%
Personal loans [member] | Retail banking [member]
Disclosure of credit risk exposure [line items]
Other unsecured loans	4.00%
Credit cards [member] | Retail banking [member]
Disclosure of credit risk exposure [line items]
Other unsecured loans	3.40%
Overdrafts [member] | Retail banking [member]
Disclosure of credit risk exposure [line items]
Other unsecured loans	2.60%